Basic and Diluted Net Loss per Share	6 Months Ended
Jun. 30, 2025
Basic and Diluted Net Loss per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

22. BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net (loss) income per share for each of the periods presented are calculated as shown in the table below. the basic and diluted net loss per share for the six months ended June, 30 2024 are the same because the potential ordinary shares to be converted are anti-dilutive for the period.

	For the Six Months ended June 30,
	2024	2025
	RMB	RMB	US$
Net (loss) income attributable to the Jayud Global Logistics Limited’s ordinary shareholders	(17,934,927)	1,789,107	249,924
Denominator:
Weighted average number of Ordinary Shares	21,352,223	93,826,802	93,826,802
Net loss per Ordinary Share – basic and diluted	(0.84)	0.02	0.003

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.